NET INCOME PER UNIT (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended								12 Months Ended
	Sep. 14, 2016	Aug. 17, 2016	Apr. 05, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income				$ 27,631	$ 18,067	$ 15,876	$ 18,815	$ 16,997	$ 19,933	$ 19,262	$ 17,413	$ 80,389	$ 73,605	$ 14,738
Total distributions declared												73,905	54,020	25,892
Earnings less distributions												7,055	19,585	(11,154)
Net income attributable to PBF Logistics LP unitholders				$ 24,738	$ 20,874	$ 16,254	$ 19,094	$ 17,273	$ 20,283	$ 19,583	$ 16,709	$ 80,960	$ 73,848	$ 29,964
Phantom Unit Award [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Value of units excluded from computation of earnings per share												324,729	403,375	254,000
Limited Partner Common Units, Public [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income													$ 34,606	$ 14,740
Total distributions declared												$ 37,755	24,843	12,706
Earnings less distributions												2,085	$ 9,763	$ 2,034
Net income attributable to PBF Logistics LP unitholders												$ 39,840
Weighted-average units outstanding - basic												19,715,174	15,856,217	15,812,500
Weighted-average units outstanding - diluted												19,765,840	15,856,217	15,814,525
Net income per limited partner unit - basic												$ 2.01	$ 2.18	$ 0.93
Net income per limited partner unit - diluted												$ 2.01	$ 2.18	$ 0.93
Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common units sold in public offering (in shares)	4,375,000	4,000,000	2,875,000									23,271,174
Limited Partner Common Units, PBF LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income													$ 4,585	$ 415
Total distributions declared												$ 4,477	3,911	635
Earnings less distributions												693	$ 674	$ (220)
Net income attributable to PBF Logistics LP unitholders												$ 5,170
Weighted-average units outstanding - basic												2,572,944	2,099,935	355,302
Weighted-average units outstanding - diluted												2,572,944	2,099,935	355,302
Net income per limited partner unit - basic												$ 2.01	$ 2.18	$ 1.17
Net income per limited partner unit - diluted												$ 2.01	$ 2.18	$ 1.17
Limited Partner, Subordinated Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income													$ 34,657	$ 14,809
Total distributions declared												$ 27,642	24,148	12,551
Earnings less distributions												4,277	$ 10,509	$ 2,258
Net income attributable to PBF Logistics LP unitholders												$ 31,919
Weighted-average units outstanding - basic												15,886,553	15,886,553	15,886,553
Weighted-average units outstanding - diluted												15,886,553	15,886,553	15,886,553
Net income per limited partner unit - basic												$ 2.01	$ 2.18	$ 0.93
Net income per limited partner unit - diluted												$ 2.01	$ 2.18	$ 0.93
Incentive Distribution Rights - PBF LLC [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income													$ (243)	$ (15,226)
Total distributions declared												$ 4,031	1,118	0
Earnings less distributions												0	$ (1,361)	$ (15,226)
Net income attributable to PBF Logistics LP unitholders												$ 4,031
Limited Partner [Member] | PBF LLC [Member] | Common Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Partnership common units used to fund Acquisition (in shares)													1,288,420	1,210,471